Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Asset Acquisition [Abstract]
Schedule of purchase prices of the assets
Land use rights	$3,654,545
Plant, property and equipment – buildings	1,853,556
Total assets acquired	5,508,101
Deferred tax liabilities	(199,813)
Net assets acquired	$5,308,288